CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts payable	$ 23,867,229	$ 24,117,767
Advances from customers	4,723,687	5,839,069
Amount due to related parties		8,529
Accrued expenses	8,725,738	6,553,143
Other current liabilities	5,694,457	4,311,094
Income tax payable	1,793,016	1,429,415
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	405,192,227	405,192,257
Ordinary shares, shares outstanding (in shares)	405,192,227	405,192,257
Variable Interest Entity
Accounts payable	4,886,576	1,633,946
Advances from customers	1,790,998	2,966,255
Amount due to related parties		8,529
Accrued expenses	5,378,698	3,743,696
Other current liabilities	4,142,652	3,305,520
Income tax payable	$ 107,032	$ 126,898